Share-Based Compensation (Schedule of Estimated Using Acceptable Option Pricing Models) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average share prices (Dollar)	$ 18.55	$ 12.73	$ 10.71
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	62.00%	61.00%	61.00%
Risk-free interest rate (%)	3.89%	3.87%	2.10%
Early exercise factor (%)	100.00%	100.00%	100.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	66.00%	62.00%	77.00%
Risk-free interest rate (%)	5.19%	5.03%	5.36%
Early exercise factor (%)	150.00%	150.00%	150.00%